Cost-Method Investment (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2013 DCL Ventures Inc. [Member]	Jan. 31, 2013 DCL Ventures Inc. [Member]
Cost-Method Investment (Textual)
Common stock, par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001
Share purchase under initial investment						50,000
Investment in DCL Ventures, Inc.		$ 50,000	$ 0			$ 50,000
Investments	50,000	50,000
Impairment loss	$ 0	$ 0